Derivative Instruments (Schedule Of Offsetting Assets And Liabilities) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial Assets
Derivative Instruments, Gross amount of recognized assets	$ 6,483,000,000	$ 9,705,000,000
Derivative Instruments, Gross amounts offset	(2,964,000,000)	(4,008,000,000)
Derivative Instruments, Net amount of assets	3,519,000,000	5,697,000,000
Derivative Instruments, Cash collateral	(3,200,000,000)	(5,564,000,000)
Derivative Instruments, Non-cash collateral	(319,000,000)	(133,000,000)
Embedded Derivative Instruments, Gross amount of recognized assets	1,206,000,000	528,000,000
Embedded Derivative Instruments, Net amount of assets	1,206,000,000	528,000,000
Embedded Derivative Instruments, Net amount	1,206,000,000	528,000,000
Total, Gross amount of recognized assets	(7,689,000,000)	(10,233,000,000)
Total, Gross amounts offset	(2,964,000,000)	(4,008,000,000)
Total, Net amount of assets	(4,725,000,000)	6,225,000,000
Total, Cash collateral	(3,200,000,000)	(5,564,000,000)
Total, Non-cash collateral	(319,000,000)	(133,000,000)
Total, Net amount	1,206,000,000	528,000,000
Derivative Liability, Fair Value of Collateral	1,100,000,000	362,000,000
Financial Liabilities
Derivative Instruments, Gross amount of recognized liabilities	304,000,000	351,000,000
Derivative Instruments, Gross amounts offset	(50,000,000)	(70,000,000)
Derivative Instruments, Net amount of liabilities	254,000,000	281,000,000
Derivative Instruments, Cash collateral	(157,000,000)	(44,000,000)
Derivative Instruments, Non-cash collateral	(46,000,000)	0
Derivative Instruments, Net amount	51,000,000	237,000,000
Embedded Derivative Instruments, Gross amount of recognized liabilities	4,783,000,000	6,709,000,000
Embedded Derivative Instruments, Net amount of liabilities	4,783,000,000	6,709,000,000
Embedded Derivative Instruments, Net amount	4,783,000,000	6,709,000,000
Total, Gross amount of recognized liabilities	5,087,000,000	7,060,000,000
Total, Gross amounts offset	(50,000,000)	(70,000,000)
Total, Net amount of liabilities	5,037,000,000	6,990,000,000
Total, Cash collateral	(157,000,000)	(44,000,000)
Total, Non-cash collateral	(46,000,000)
Total, Net amount	$ 4,834,000,000	$ 6,946,000,000